Credit Risk - Mortgages Credit Risk Review, Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of credit risk exposure [line items]
Average LTV of mortgage total new lending, in London	64.00%	65.00%
Proportion of mortgage portfolio in forbearance	0.009	0.009
Proportion of accounts in forbearance in excess of six months since last contractual payment	0.83	0.81
Weighted average LTV of accounts in forbearance	0.45	0.44
Weighted average portfolio LTV	0.51	0.51
Carrying value of mortgages classified as multiple forbearance	£ 9	£ 121